Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Net Loans and Advances to Customers [Abstract]
Loans and advances to customers	£ 200,781	£ 199,151
Amounts due from fellow Banco Santander subsidiaries and joint ventures	1,344	1,199
Loans and advances to customers	202,125	200,350
Credit impairment loss allowances on loans and advances to customers	(792)	(940)	£ (864)	£ (921)
Residual value and voluntary termination provisions	(73)	(78)
Net loans and advances to customers	£ 201,260	£ 199,332